BANK LOANS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BANK LOANS

11. BANK LOANS

	December 31, 2022	December 31, 2021
Secured short-term loans	$7,203,762	$7,792,125
Total short-term bank loans	$7,203,762	$7,792,125

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Detailed information of secured short-term loan balances as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	$7,203,762	$7,792,125
Total	$7,203,762	$7,792,125

As of December 31, 2022, the Company had short-term bank loans of approximately $7.2 million, which mature on various dates from July 14, 2023 to September 22, 2023. The short-term bank loans may be extended for another year by the banks without additional charges to the Company upon maturity. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear fixed interest rates ranging from 4.65% to 5.00% per annum. The weighted average interest rates on short term debts were approximately 4.76%, 5.38% and 5.59% for the year ended December 31, 2022, 2021, and 2020, respectively. The interest expenses were approximately $0.4 million, $0.4 million, and $0.4 million, respectively, for the same periods, respectively.